BINGHAM McCUTCHEN LLP

150 FEDERAL STREET

BOSTON, MASSACHUSETTS 02110-1726

March 1, 2005

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

Securities and Exchange Commission

901 E Street, N.W.

Washington, D.C. 20004

Re: Smith Barney Investment Series (filing relates to SB Growth and Income Fund, Smith Barney Dividend Strategy Portfolio, Smith Barney Premier Selections All Cap Growth Portfolio, Smith Barney Growth and Income Portfolio, SB Government Portfolio, Smith Barney Dividend Strategy Fund and Smith Barney International Fund) (File Nos. 33-11716 and 811-5018)

Ladies and Gentlemen:

On behalf of Smith Barney Investment Series, a Massachusetts business trust, (the “Trust”), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the forms of the Prospectuses and Statements of Additional Information that would have been filed by the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment Number 45 to the Trust’s registration statement on Form N-1A (the “Amendment”) would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on February 24, 2005, is the most recent amendment to the Trust’s registration statement relating to the above-referenced series of the Trust.

Please call the undersigned at (617) 951-8267 with any comments or questions relating to this filing.

Sincerely,

/s/ Barry N. Hurwitz
Barry N. Hurwitz